Basis of Presentation of Interim Financial Statements and Significant Accounting Policies (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Basis of Presentation and Significant Accounting Policies (Textual)
Common share consolidation, Description	The Company completed a 200 for 1 common share consolidation; the share consolidation has been retroactively applied to all common share, weighted average common share, and loss per common share disclosures.
Cash and cash equivalents		$ 250,000
Tax benefit percentage		50.00%
Property, Plant and Equipment, Cost	445,333	245,585
Demonstration Equipment [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Property, Plant and Equipment, Cost	$ 357,620	$ 157,872